Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

4. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following at the dates indicated:

	June 30,	December 31,
	2025	2024
Website	$285,377	$285,377
Computer equipment and purchased software	91,786	91,332
Equipment	19,291	19,291
Furniture and fixtures	26,982	26,982
Leasehold improvements	12,646	12,646
Total property and equipment	436,082	435,628
Accumulated depreciation	(376,293)	(342,065)
Total property and equipment, net	$59,789	$93,563

Depreciation expense for property and equipment was $17,125 and $16,051 for the three months ended June 30, 2025 and 2024, respectively, and $34,228 and $32,101 for the six months ended June 30, 2025 and 2024, respectively.

4.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following at December 31:

	2024	2023
Website	$285,377	$285,377
Computer equipment and purchased software	91,332	96,037
Equipment	19,291	35,449
Furniture and fixtures	26,982	87,184
Leasehold improvements	12,646	68,471
Total property and equipment	435,628	572,518
Accumulated depreciation	(342,065)	(444,731)
Total property and equipment, net	$93,563	$127,787

Depreciation expense for property and equipment was $65,712 and $117,543 for the years ended December 31, 2024 and 2023, respectively.